Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES - 108.7%
$ 112,610	Loan ID 200003	Fixed	7.250%	9/1/2035	$ 101,708
48,058	Loan ID 200012	ARM	9.800%	7/1/2037	45,047
34,383	Loan ID 200016	ARM	10.375%	1/1/2031	34,383
45,969	Loan ID 200018	Fixed	7.000%	1/1/2033	45,969
96,906	Loan ID 200023	Fixed	5.875%	12/1/2050	90,136
205,192	Loan ID 200026	Fixed	4.750%	1/1/2050	205,192
228,102	Loan ID 200028	Fixed	4.875%	6/1/2050	228,102
198,898	Loan ID 200029	Fixed	6.310%	7/1/2037	124,867
316,805	Loan ID 200032	Fixed	3.130%	1/1/2051	300,553
534,765	Loan ID 200035	Fixed	4.625%	11/1/2050	459,952
148,144	Loan ID 200037	Fixed	7.800%	5/1/2035	148,144
109,193	Loan ID 200041	Fixed	4.875%	8/1/2039	109,193
38,130	Loan ID 200042	Fixed	7.000%	12/1/2037	38,130
47,042	Loan ID 200043	Fixed	6.125%	7/1/2039	47,042
48,611	Loan ID 200048	Fixed	5.500%	8/1/2039	48,611
144,049	Loan ID 200052	Fixed	5.125%	5/1/2040	144,049
51,393	Loan ID 200054	Fixed	8.250%	3/1/2039	51,393
77,564	Loan ID 200055	Fixed	10.000%	1/5/2036	73,686
30,442	Loan ID 200060	Fixed	5.750%	8/1/2039	30,442
24,054	Loan ID 200065	ARM	8.375%	1/1/2037	21,890
186,538	Loan ID 200075	Fixed	4.250%	2/1/2042	186,336
157,871	Loan ID 200076	Fixed	4.250%	12/1/2041	87,397
20,888	Loan ID 200078	Fixed	7.000%	8/1/2036	20,888
132,813	Loan ID 200079	Fixed	5.000%	2/1/2059	119,852
63,891	Loan ID 200082	Fixed	8.250%	4/1/2040	58,127
173,519	Loan ID 200084	Fixed	7.000%	3/1/2039	71,596
216,463	Loan ID 200087	Fixed	6.000%	3/1/2051	202,443
114,820	Loan ID 200088	Fixed	7.000%	6/1/2039	100,997
249,268	Loan ID 200089	Fixed	3.875%	3/1/2052	220,576
270,257	Loan ID 200090	Fixed	4.500%	11/1/2036	187,519
121,964	Loan ID 200093	Fixed	5.000%	2/1/2038	121,964
69,659	Loan ID 200102	Fixed	8.250%	3/1/2040	68,741
106,035	Loan ID 200110	Fixed	8.250%	8/1/2039	106,035
68,209	Loan ID 200128	Fixed	4.710%	7/1/2037	60,801
440,765	Loan ID 200129	Fixed	4.625%	3/1/2052	393,560
24,711	Loan ID 200131	Fixed	3.875%	11/1/2027	24,431
114,051	Loan ID 200135	Fixed	4.375%	12/1/2042	114,051
117,214	Loan ID 200137	Fixed	4.500%	9/1/2042	117,214
72,257	Loan ID 200141	Fixed	4.250%	2/1/2042	71,906
117,632	Loan ID 200143	Fixed	3.000%	2/1/2037	112,395
376,774	Loan ID 200145	Fixed	4.625%	8/1/2051	363,269
93,787	Loan ID 200152	ARM	4.625%	9/1/2037	92,043
142,875	Loan ID 200158	Fixed	3.625%	12/1/2042	140,304
115,413	Loan ID 200160	Fixed	3.250%	2/1/2043	111,573
203,887	Loan ID 200162	Fixed	3.875%	7/1/2042	201,684
182,990	Loan ID 200165	Fixed	4.375%	12/1/2041	182,990
97,978	Loan ID 200168	Fixed	3.750%	10/1/2042	96,305
20,958	Loan ID 200169	Fixed	6.923%	9/1/2034	18,317
128,473	Loan ID 200172	Fixed	7.250%	2/1/2037	128,473
83,691	Loan ID 200174	Fixed	7.340%	4/1/2037	83,691
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 47,968	Loan ID 200175	Fixed	9.600%	5/1/2037	$ 47,968
21,391	Loan ID 200177	Fixed	8.000%	1/11/2022	20,321
105,845	Loan ID 200181	Fixed	7.500%	6/1/2041	105,845
68,408	Loan ID 200184	Fixed	4.375%	12/1/2042	68,356
26,346	Loan ID 200185	Fixed	5.375%	6/1/2042	26,346
50,174	Loan ID 200186	Fixed	5.125%	8/1/2042	50,174
306,876	Loan ID 200190	Fixed	3.625%	11/1/2042	301,399
152,147	Loan ID 200194	Fixed	4.750%	9/1/2041	152,147
240,610	Loan ID 200195	Fixed	3.875%	3/1/2042	237,978
93,438	Loan ID 200196	Fixed	4.500%	1/1/2043	93,438
38,122	Loan ID 200198	Fixed	5.250%	10/1/2042	38,122
262,256	Loan ID 200199	Fixed	4.000%	9/1/2042	260,080
226,384	Loan ID 200200	Fixed	3.875%	9/1/2042	223,587
39,934	Loan ID 200201	Fixed	5.125%	8/1/2041	39,934
20,828	Loan ID 200206	Fixed	3.990%	12/1/2042	20,594
43,154	Loan ID 200208	Fixed	4.250%	1/1/2043	43,049
176,440	Loan ID 200209	Fixed	3.875%	8/1/2042	174,526
49,284	Loan ID 200214	Fixed	5.750%	7/1/2039	49,284
105,917	Loan ID 200216	Fixed	5.750%	9/1/2039	105,917
133,906	Loan ID 200217	Fixed	5.250%	7/1/2040	133,906
68,469	Loan ID 200218	Fixed	4.250%	12/1/2041	68,330
172,643	Loan ID 200224	Fixed	4.000%	7/1/2043	171,494
75,984	Loan ID 200226	Fixed	5.250%	7/1/2041	75,984
47,007	Loan ID 200228	Fixed	4.625%	8/1/2042	47,007
63,265	Loan ID 200232	Fixed	3.875%	8/1/2042	62,621
109,412	Loan ID 200243	Fixed	3.750%	4/1/2043	107,567
24,656	Loan ID 200244	Fixed	5.000%	5/1/2042	24,656
186,344	Loan ID 200245	Fixed	3.875%	3/1/2043	184,262
84,064	Loan ID 200286	Fixed	4.500%	7/1/2043	84,064
93,727	Loan ID 200287	Fixed	4.375%	7/1/2043	93,727
189,378	Loan ID 200296	Fixed	3.250%	2/1/2043	183,007
113,269	Loan ID 200300	Fixed	8.400%	10/20/2037	113,269
93,652	Loan ID 200302	Fixed	9.875%	10/1/2035	93,652
124,516	Loan ID 200304	Fixed	7.250%	10/1/2033	124,516
34,889	Loan ID 200313	Fixed	8.500%	3/1/2028	34,889
275,440	Loan ID 200315	ARM	4.750%	6/1/2037	250,847
62,965	Loan ID 200317	Fixed	7.000%	9/1/2032	62,965
71,086	Loan ID 200326	Fixed	8.375%	10/1/2036	71,086
240,423	Loan ID 200330	Fixed	7.000%	8/1/2037	96,946
92,731	Loan ID 200332	Fixed	5.775%	10/1/2037	92,731
85,982	Loan ID 200334	Fixed	7.000%	1/1/2033	85,982
256,611	Loan ID 200335	Fixed	5.000%	11/1/2052	247,608
39,701	Loan ID 200337	Fixed	7.000%	10/1/2034	39,701
44,420	Loan ID 200338	ARM	10.500%	8/1/2029	44,420
131,271	Loan ID 200339	Fixed	2.000%	10/1/2033	119,230
28,211	Loan ID 200340	Fixed	7.000%	3/1/2030	28,211
56,211	Loan ID 200348	Fixed	6.500%	7/1/2038	56,211
226,927	Loan ID 200349	Fixed	7.000%	1/1/2037	210,600
66,477	Loan ID 200352	Fixed	7.000%	8/1/2030	66,477
78,469	Loan ID 200358	Fixed	5.000%	4/1/2025	78,469
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 62,882	Loan ID 200361	Fixed	7.500%	1/1/2034	$ 62,882
79,456	Loan ID 200366	Fixed	6.250%	3/1/2034	79,456
157,644	Loan ID 200368	Fixed	4.500%	4/1/2036	157,644
67,417	Loan ID 200374	ARM	7.125%	5/1/2034	64,047
175,444	Loan ID 200380	Fixed	4.220%	4/1/2049	165,844
278,590	Loan ID 200384	Fixed	5.000%	11/1/2047	262,917
136,244	Loan ID 200385	Fixed	8.250%	1/1/2040	136,244
116,927	Loan ID 200389	Fixed	4.820%	8/1/2047	16,434
189,826	Loan ID 200390	Fixed	4.780%	4/16/2047	170,388
146,715	Loan ID 200391	Fixed	4.000%	1/13/2035	145,620
59,533	Loan ID 200392	Fixed	10.000%	6/5/2034	56,557
74,142	Loan ID 200395	Fixed	4.860%	4/1/2047	42,391
67,779	Loan ID 200396	Fixed	10.000%	2/1/2036	67,779
77,556	Loan ID 200397	ARM	5.000%	9/1/2037	76,592
63,372	Loan ID 200399	Fixed	4.980%	6/1/2037	63,372
43,104	Loan ID 200403	Fixed	8.300%	10/15/2032	43,104
52,086	Loan ID 200404	Fixed	8.100%	5/1/2037	52,086
85,083	Loan ID 200405	Fixed	4.870%	12/1/2035	85,083
112,019	Loan ID 200406	Fixed	4.875%	10/1/2051	112,019
220,303	Loan ID 200407	Fixed	6.500%	4/1/2042	220,303
332,819	Loan ID 200409	Fixed	6.000%	2/1/2049	309,141
98,181	Loan ID 200411	Fixed	8.275%	6/1/2037	98,181
63,587	Loan ID 200417	Fixed	7.000%	5/1/2035	63,587
148,898	Loan ID 200420	Fixed	4.225%	4/10/2038	147,677
70,531	Loan ID 200421	Fixed	7.710%	8/1/2037	70,531
130,014	Loan ID 200422	Fixed	3.830%	8/1/2053	114,978
119,865	Loan ID 200423	Fixed	4.500%	6/1/2043	119,865
206,682	Loan ID 200430	Fixed	3.625%	7/1/2043	202,617
271,674	Loan ID 200432	Fixed	4.875%	5/1/2043	271,674
119,547	Loan ID 200433	Fixed	4.250%	8/1/2043	119,362
191,076	Loan ID 200435	Fixed	4.625%	11/1/2052	191,076
40,690	Loan ID 200439	Fixed	5.000%	8/1/2041	38,656
136,403	Loan ID 200445	Fixed	5.250%	2/1/2039	136,403
35,777	Loan ID 200447	Fixed	5.875%	11/4/2034	35,777
74,043	Loan ID 200448	Fixed	5.750%	5/1/2042	68,748
130,746	Loan ID 200449	Fixed	5.000%	2/1/2042	130,746
330,357	Loan ID 200451	Fixed	6.250%	7/1/2038	313,839
420	Loan ID 200453	ARM	6.000%	3/1/2026	399
178,066	Loan ID 200460	Fixed	7.000%	7/1/2041	178,066
365,264	Loan ID 200462	Fixed	6.000%	7/1/2045	341,665
226,192	Loan ID 200465	Fixed	6.500%	7/1/2037	223,793
101,915	Loan ID 200468	Fixed	5.625%	12/1/2044	16,051
118,481	Loan ID 200469	Fixed	6.500%	7/1/2037	112,415
267,174	Loan ID 200473	Fixed	4.000%	12/1/2042	237,225
233,546	Loan ID 200474	Fixed	5.750%	11/1/2050	233,546
184,197	Loan ID 200476	Fixed	6.000%	9/1/2050	184,197
85,171	Loan ID 200482	Fixed	4.375%	11/1/2028	85,171
80,009	Loan ID 200483	Fixed	4.375%	11/1/2028	80,009
69,235	Loan ID 200485	Fixed	4.125%	2/1/2043	68,897
226,715	Loan ID 200486	Fixed	3.500%	1/1/2043	221,306
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 105,354	Loan ID 200489	Fixed	4.000%	3/1/2043	$ 104,366
186,801	Loan ID 200491	Fixed	5.500%	10/1/2039	186,801
111,851	Loan ID 200492	Fixed	4.000%	1/1/2043	110,953
258,248	Loan ID 200494	Fixed	4.625%	10/1/2043	258,248
294,096	Loan ID 200497	Fixed	3.250%	4/1/2043	283,894
250,933	Loan ID 200499	Fixed	4.250%	1/1/2043	250,069
193,113	Loan ID 200500	Fixed	5.875%	2/1/2037	193,113
341,879	Loan ID 200504	Fixed	3.375%	3/1/2043	331,665
63,509	Loan ID 200507	Fixed	4.500%	9/1/2042	63,509
307,598	Loan ID 200514	Fixed	3.000%	4/1/2047	293,951
91,450	Loan ID 200515	Fixed	8.250%	2/1/2039	91,450
94,762	Loan ID 200517	Fixed	8.000%	5/1/2039	66,300
186,311	Loan ID 200518	Fixed	3.000%	12/1/2050	177,995
294,675	Loan ID 200519	Fixed	3.000%	11/1/2049	281,893
103,732	Loan ID 200527	Fixed	4.500%	12/1/2043	103,732
368,011	Loan ID 200529	Fixed	4.625%	2/1/2044	368,011
162,496	Loan ID 200531	Fixed	4.625%	11/1/2043	162,496
99,884	Loan ID 200532	Fixed	3.250%	7/1/2043	96,450
70,712	Loan ID 200537	Fixed	4.500%	3/1/2042	70,712
77,378	Loan ID 200540	Fixed	3.875%	2/1/2043	76,512
43,264	Loan ID 200545	Fixed	4.375%	2/1/2029	43,264
114,399	Loan ID 200546	Fixed	5.375%	12/1/2043	114,399
154,254	Loan ID 200548	Fixed	5.250%	2/1/2044	154,254
125,943	Loan ID 200564	Fixed	4.875%	5/1/2039	125,943
120,495	Loan ID 200567	Fixed	3.375%	5/1/2043	116,985
87,647	Loan ID 200573	Fixed	3.750%	9/1/2042	86,263
121,629	Loan ID 200574	Fixed	4.875%	1/1/2044	121,629
169,039	Loan ID 200578	Fixed	4.750%	8/1/2040	169,039
44,578	Loan ID 200579	Fixed	4.875%	5/1/2042	44,578
158,095	Loan ID 200580	Fixed	4.125%	11/1/2041	157,469
50,322	Loan ID 200583	Fixed	3.625%	9/1/2027	49,385
299,884	Loan ID 200586	Fixed	3.500%	1/1/2043	292,931
230,580	Loan ID 200588	Fixed	3.750%	5/1/2042	227,347
61,334	Loan ID 200593	Fixed	3.875%	6/1/2042	60,648
210,475	Loan ID 200594	Fixed	4.250%	4/1/2043	210,309
35,578	Loan ID 200597	Fixed	5.625%	2/1/2044	35,578
169,572	Loan ID 200602	Fixed	3.750%	3/1/2043	167,074
67,279	Loan ID 200604	Fixed	3.500%	1/1/2043	65,720
138,477	Loan ID 200605	Fixed	4.875%	12/1/2043	138,477
123,588	Loan ID 200608	Fixed	4.125%	11/1/2043	123,086
116,199	Loan ID 200612	Fixed	4.500%	2/1/2043	116,199
187,385	Loan ID 200613	Fixed	3.369%	1/1/2043	182,262
94,505	Loan ID 200615	Fixed	4.250%	8/1/2043	94,342
317,633	Loan ID 200616	Fixed	4.875%	2/1/2044	317,633
210,907	Loan ID 200620	Fixed	4.250%	10/1/2043	210,518
121,232	Loan ID 200621	Fixed	3.625%	1/1/2043	118,660
66,773	Loan ID 200623	Fixed	4.375%	12/1/2042	66,773
121,619	Loan ID 200627	Fixed	4.250%	10/1/2043	115,538
154,625	Loan ID 200630	Fixed	5.250%	9/1/2043	154,625
322,974	Loan ID 200632	Fixed	5.250%	5/1/2044	322,974
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 210,883	Loan ID 200633	Fixed	5.125%	5/1/2044	$ 210,883
214,078	Loan ID 200634	Fixed	4.375%	1/1/2044	214,078
136,152	Loan ID 200642	Fixed	5.000%	3/1/2044	136,152
110,258	Loan ID 200645	Fixed	5.000%	4/1/2044	110,258
131,848	Loan ID 200649	Fixed	4.375%	3/1/2044	131,848
121,200	Loan ID 200650	Fixed	4.875%	5/1/2044	121,200
212,895	Loan ID 200651	Fixed	3.625%	7/1/2043	208,658
128,461	Loan ID 200655	Fixed	3.375%	5/1/2043	124,873
143,358	Loan ID 200656	Fixed	6.875%	7/1/2037	109,267
139,568	Loan ID 200657	Fixed	4.875%	8/1/2051	139,568
166,010	Loan ID 200660	Fixed	5.875%	3/1/2038	166,010
196,366	Loan ID 200662	Fixed	5.000%	3/1/2044	196,366
64,422	Loan ID 200663	Fixed	4.750%	5/1/2044	64,422
277,314	Loan ID 200668	Fixed	3.625%	4/1/2043	272,377
145,643	Loan ID 200669	Fixed	5.250%	4/1/2044	145,643
48,117	Loan ID 200670	Fixed	4.375%	2/1/2029	48,117
220,835	Loan ID 200671	Fixed	4.625%	8/1/2043	220,835
143,907	Loan ID 200672	Fixed	3.750%	7/1/2043	141,571
289,018	Loan ID 200674	Fixed	4.500%	5/1/2044	289,018
90,299	Loan ID 200677	Fixed	3.625%	5/1/2028	88,583
430,600	Loan ID 200678	Fixed	4.375%	2/1/2044	430,600
238,499	Loan ID 200679	Fixed	5.000%	4/1/2044	213,308
177,461	Loan ID 200682	Fixed	4.875%	5/1/2044	168,559
118,239	Loan ID 200684	Fixed	4.875%	4/1/2044	118,239
215,045	Loan ID 200685	Fixed	4.875%	5/1/2044	215,045
208,406	Loan ID 200690	Fixed	4.250%	4/1/2044	208,269
227,973	Loan ID 200692	Fixed	4.625%	7/1/2044	227,973
99,447	Loan ID 200694	Fixed	4.500%	9/1/2043	99,447
44,016	Loan ID 200696	Fixed	3.750%	10/1/2042	43,400
84,068	Loan ID 200700	Fixed	4.250%	2/1/2044	83,944
160,533	Loan ID 200701	Fixed	4.750%	6/1/2044	142,779
89,864	Loan ID 200704	Fixed	4.375%	3/1/2043	89,745
122,228	Loan ID 200708	Fixed	4.875%	2/1/2044	122,228
47,394	Loan ID 200709	Fixed	4.375%	4/1/2043	47,394
107,258	Loan ID 200710	Fixed	4.500%	7/1/2044	107,258
572,266	Loan ID 200714	Fixed	4.175%	11/1/2036	534,731
194,815	Loan ID 200716	ARM	4.500%	8/1/2037	165,903
132,662	Loan ID 200720	ARM	4.500%	4/1/2042	124,687
144,678	Loan ID 200726	Fixed	4.375%	9/1/2037	130,388
149,373	Loan ID 200727	Fixed	3.500%	7/1/2037	146,157
186,722	Loan ID 200732	Fixed	4.125%	9/1/2027	153,271
212,327	Loan ID 200733	Fixed	3.750%	12/1/2042	209,216
94,380	Loan ID 200735	Fixed	4.500%	6/1/2044	94,380
135,397	Loan ID 200736	Fixed	4.750%	5/1/2044	128,330
164,443	Loan ID 200742	Fixed	4.250%	4/1/2043	163,899
177,220	Loan ID 200744	Fixed	3.625%	6/1/2043	173,780
421,367	Loan ID 200748	Fixed	4.750%	12/1/2043	421,367
56,139	Loan ID 200753	Fixed	5.250%	5/1/2044	56,139
50,644	Loan ID 200755	Fixed	4.250%	6/1/2043	50,591
174,999	Loan ID 200756	Fixed	4.875%	11/1/2043	174,999
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 115,444	Loan ID 200759	Fixed	3.750%	6/1/2043	$ 113,832
276,475	Loan ID 200762	Fixed	3.875%	5/1/2042	273,609
191,848	Loan ID 200765	Fixed	4.875%	11/1/2043	147,915
451,657	Loan ID 200766	Fixed	3.625%	12/1/2042	443,524
166,732	Loan ID 200771	Fixed	4.500%	4/1/2043	151,632
227,076	Loan ID 200772	Fixed	3.750%	3/1/2043	223,850
189,305	Loan ID 200774	Fixed	3.875%	7/1/2043	187,261
41,455	Loan ID 200775	Fixed	4.250%	4/1/2043	41,336
75,676	Loan ID 200776	Fixed	4.250%	3/1/2044	75,537
50,342	Loan ID 200777	Fixed	4.750%	6/1/2044	50,123
157,457	Loan ID 200781	Fixed	4.625%	9/1/2044	157,457
131,983	Loan ID 200783	Fixed	4.750%	9/1/2044	131,983
104,870	Loan ID 200785	Fixed	4.500%	8/1/2044	104,870
212,109	Loan ID 200786	Fixed	4.625%	7/1/2044	212,109
40,606	Loan ID 200787	Fixed	4.750%	9/1/2044	40,606
120,440	Loan ID 200789	Fixed	3.750%	9/1/2044	118,650
141,600	Loan ID 200790	Fixed	4.250%	8/1/2044	141,530
190,923	Loan ID 200791	Fixed	4.875%	6/1/2044	190,923
83,991	Loan ID 200795	Fixed	6.750%	8/1/2036	72,461
68,866	Loan ID 200796	Fixed	5.880%	12/1/2053	36,926
49,585	Loan ID 200799	Fixed	4.000%	2/5/2053	48,504
62,162	Loan ID 200800	Fixed	4.000%	1/1/2053	58,575
148,935	Loan ID 200805	Fixed	4.625%	7/1/2050	137,738
155,013	Loan ID 200806	Fixed	5.000%	8/1/2049	145,987
55,096	Loan ID 200808	Fixed	4.250%	11/1/2050	46,279
113,487	Loan ID 200809	Fixed	5.000%	4/1/2050	95,080
226,957	Loan ID 200814	Fixed	8.250%	7/1/2039	226,957
274,654	Loan ID 200817	Fixed	5.000%	1/1/2050	253,095
195,401	Loan ID 200821	Fixed	4.250%	8/1/2044	195,273
75,859	Loan ID 200823	Fixed	4.250%	9/1/2044	75,793
207,454	Loan ID 200824	Fixed	4.250%	8/1/2044	206,512
99,067	Loan ID 200826	Fixed	4.375%	9/1/2044	98,947
189,241	Loan ID 200829	Fixed	4.375%	7/1/2043	189,241
186,397	Loan ID 200830	ARM	2.875%	7/1/2044	183,367
50,620	Loan ID 200831	Fixed	4.250%	10/1/2044	50,432
317,156	Loan ID 200832	Fixed	4.250%	10/1/2044	316,107
149,089	Loan ID 200834	Fixed	4.125%	7/1/2043	148,442
307,392	Loan ID 200835	Fixed	5.000%	8/1/2043	307,392
216,996	Loan ID 200839	Fixed	5.000%	5/1/2044	216,996
277,848	Loan ID 200844	Fixed	4.500%	7/1/2043	277,848
189,168	Loan ID 200846	Fixed	4.375%	11/1/2043	189,168
171,574	Loan ID 200847	Fixed	4.750%	10/1/2044	171,574
100,213	Loan ID 200853	Fixed	5.000%	4/1/2037	100,213
179,611	Loan ID 200856	Fixed	6.500%	6/1/2042	158,008
252,524	Loan ID 200858	Fixed	5.000%	1/1/2053	252,524
158,527	Loan ID 200860	Fixed	3.875%	3/1/2052	146,870
405,688	Loan ID 200861	Fixed	3.000%	6/1/2054	263,235
234,545	Loan ID 200863	Fixed	3.380%	7/1/2052	227,997
250,417	Loan ID 200866	Fixed	3.400%	5/1/2053	243,979
107,683	Loan ID 200867	Fixed	4.370%	9/1/2053	92,711
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 191,657	Loan ID 200873	Fixed	5.525%	11/1/2053	$ 145,220
176,892	Loan ID 200880	Fixed	4.250%	6/1/2043	176,655
62,698	Loan ID 200883	Fixed	3.375%	5/1/2028	60,850
80,712	Loan ID 200886	Fixed	4.250%	10/1/2044	80,541
237,261	Loan ID 200887	Fixed	4.750%	9/1/2044	237,261
192,709	Loan ID 200891	Fixed	4.250%	10/1/2044	192,192
234,045	Loan ID 200892	Fixed	3.750%	9/1/2043	230,221
208,244	Loan ID 200895	Fixed	3.875%	11/1/2043	206,068
181,606	Loan ID 200897	Fixed	4.750%	10/1/2044	181,606
311,038	Loan ID 200900	Fixed	4.375%	9/1/2044	311,038
362,131	Loan ID 200907	ARM	4.550%	8/1/2047	347,274
100,396	Loan ID 200908	Fixed	4.000%	6/1/2049	99,756
120,539	Loan ID 200909	Fixed	4.870%	4/1/2047	120,539
670,664	Loan ID 200912	Fixed	4.500%	3/1/2037	670,664
56,076	Loan ID 200913	Fixed	4.250%	5/1/2047	52,360
140,263	Loan ID 200914	Fixed	2.875%	12/1/2047	121,143
78,765	Loan ID 200916	Fixed	4.000%	10/1/2037	77,611
153,106	Loan ID 200917	Fixed	4.875%	1/1/2051	153,106
87,815	Loan ID 200921	ARM	4.625%	7/1/2051	87,199
404,411	Loan ID 200922	Fixed	3.340%	9/1/2053	399,334
492,510	Loan ID 200924	Fixed	5.500%	9/1/2051	492,510
291,318	Loan ID 200927	Fixed	3.000%	8/1/2038	279,195
111,066	Loan ID 200928	Fixed	4.800%	12/1/2036	105,513
377,201	Loan ID 200931	Fixed	4.250%	12/1/2052	366,610
282,571	Loan ID 200933	Fixed	4.250%	3/1/2043	282,088
106,452	Loan ID 200934	Fixed	3.810%	1/1/2043	104,981
184,088	Loan ID 200940	Fixed	3.250%	2/1/2043	177,667
106,720	Loan ID 200941	Fixed	3.780%	1/1/2043	105,110
257,740	Loan ID 200942	Fixed	4.000%	4/1/2043	255,799
97,886	Loan ID 200944	Fixed	4.500%	2/1/2044	97,886
269,885	Loan ID 200947	Fixed	4.000%	2/1/2043	267,695
122,095	Loan ID 200948	Fixed	4.625%	12/1/2042	100,749
260,690	Loan ID 200949	Fixed	3.875%	4/1/2043	257,899
169,638	Loan ID 200952	Fixed	3.875%	1/1/2043	167,742
109,011	Loan ID 200953	Fixed	3.750%	12/1/2042	107,238
302,396	Loan ID 200955	Fixed	3.250%	5/1/2043	292,260
253,633	Loan ID 200956	Fixed	5.000%	8/1/2051	253,633
390,189	Loan ID 200959	Fixed	4.000%	11/1/2042	387,371
329,140	Loan ID 200960	Fixed	3.500%	1/1/2043	321,264
192,150	Loan ID 200962	Fixed	4.250%	10/1/2044	191,763
330,185	Loan ID 200964	Fixed	3.750%	7/1/2043	325,344
137,981	Loan ID 200966	Fixed	4.875%	7/1/2044	137,981
89,844	Loan ID 200968	Fixed	4.250%	11/1/2044	47,604
342,094	Loan ID 200969	Fixed	4.875%	8/1/2043	342,094
145,156	Loan ID 200974	Fixed	4.250%	10/1/2044	144,789
333,547	Loan ID 200977	Fixed	4.875%	9/1/2044	333,547
190,428	Loan ID 200983	Fixed	4.375%	8/1/2044	180,906
108,217	Loan ID 200987	Fixed	4.625%	10/1/2044	108,217
153,770	Loan ID 200993	Fixed	2.004%	7/15/2049	136,911
51,197	Loan ID 200996	Fixed	2.500%	8/1/2048	42,572
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 346,279	Loan ID 200998	Fixed	3.875%	12/1/2050	$ 340,365
121,568	Loan ID 201005	Fixed	4.750%	7/1/2041	121,568
40,387	Loan ID 201006	Fixed	6.875%	3/1/2038	40,387
83,521	Loan ID 201007	Fixed	7.125%	4/1/2037	83,521
74,440	Loan ID 201010	Fixed	5.500%	4/1/2039	74,440
43,677	Loan ID 201012	Fixed	7.500%	12/1/2038	43,677
53,085	Loan ID 201013	Fixed	7.500%	12/1/2038	47,277
95,132	Loan ID 201016	Fixed	6.500%	2/1/2036	95,132
69,878	Loan ID 201022	ARM	4.000%	5/1/2037	56,733
130,568	Loan ID 201023	Fixed	6.450%	2/1/2036	123,746
101,869	Loan ID 201027	ARM	9.538%	3/1/2037	101,869
97,420	Loan ID 201030	Fixed	5.000%	7/1/2042	97,420
134,136	Loan ID 201032	Fixed	4.500%	11/1/2044	111,274
270,673	Loan ID 201033	Fixed	4.125%	12/1/2044	269,654
83,188	Loan ID 201036	Fixed	4.375%	12/1/2044	83,188
65,631	Loan ID 201037	Fixed	8.250%	7/1/2039	65,631
87,491	Loan ID 201041	Fixed	3.750%	11/1/2052	85,717
108,172	Loan ID 201043	Fixed	4.000%	4/1/2039	100,742
165,406	Loan ID 201044	Fixed	4.870%	3/29/2037	165,406
100,940	Loan ID 201045	Fixed	3.375%	7/1/2037	94,681
276,448	Loan ID 201046	Fixed	3.000%	10/1/2058	131,593
105,125	Loan ID 201047	Fixed	3.625%	4/1/2053	101,893
63,006	Loan ID 201053	Fixed	3.860%	7/1/2053	62,334
201,183	Loan ID 201054	Fixed	2.400%	5/17/2050	167,118
562,765	Loan ID 201056	Fixed	3.000%	7/1/2054	481,656
158,006	Loan ID 201057	Fixed	4.000%	1/1/2050	137,017
119,359	Loan ID 201058	Fixed	4.250%	8/1/2037	119,288
99,944	Loan ID 201060	ARM	4.000%	7/1/2035	83,144
83,990	Loan ID 201061	Fixed	5.000%	2/1/2050	77,365
112,373	Loan ID 201062	Fixed	3.100%	4/1/2047	108,004
118,235	Loan ID 201063	Fixed	4.000%	9/1/2047	111,358
219,525	Loan ID 201066	Fixed	4.250%	12/1/2046	219,420
412,364	Loan ID 201067	Fixed	4.750%	1/1/2044	412,364
64,599	Loan ID 201069	Fixed	4.625%	12/1/2044	64,599
84,894	Loan ID 201072	Fixed	3.500%	3/1/2028	83,007
90,392	Loan ID 201075	Fixed	4.375%	10/1/2044	90,392
214,175	Loan ID 201084	Fixed	5.000%	8/1/2038	203,466
149,694	Loan ID 201091	Fixed	4.125%	1/1/2045	148,032
240,400	Loan ID 201092	Fixed	5.250%	4/1/2046	217,427
132,227	Loan ID 201093	Fixed	4.125%	2/1/2045	93,094
136,441	Loan ID 201094	Fixed	4.550%	3/1/2044	136,441
331,066	Loan ID 201101	Fixed	4.625%	3/1/2045	331,066
142,817	Loan ID 201103	ARM	3.750%	5/1/2044	141,619
151,590	Loan ID 201104	Fixed	4.375%	4/1/2045	151,330
71,093	Loan ID 201107	Fixed	5.150%	2/1/2036	71,093
150,051	Loan ID 201108	Fixed	4.750%	2/1/2054	71,813
480,482	Loan ID 201110	ARM	4.875%	4/1/2037	374,537
156,596	Loan ID 201111	Fixed	4.875%	4/1/2050	138,102
225,747	Loan ID 201112	Fixed	4.750%	8/1/2037	201,219
76,471	Loan ID 201113	Fixed	5.750%	12/1/2052	76,471
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 116,193	Loan ID 201114	Fixed	8.087%	5/1/2054	$ 70,044
487,855	Loan ID 201115	Fixed	4.000%	2/1/2051	380,119
74,060	Loan ID 201121	Fixed	4.125%	10/1/2037	72,330
82,052	Loan ID 201122	Fixed	4.750%	11/1/2048	82,052
225,384	Loan ID 201124	Fixed	4.750%	4/1/2040	225,384
74,903	Loan ID 201127	ARM	3.500%	4/1/2037	65,586
108,926	Loan ID 201130	Fixed	4.850%	12/1/2037	108,926
114,955	Loan ID 201131	Fixed	8.250%	5/1/2053	114,955
164,483	Loan ID 201132	Fixed	4.250%	7/1/2037	157,244
190,356	Loan ID 201134	Fixed	4.000%	10/1/2053	183,187
157,161	Loan ID 201139	Fixed	3.000%	11/1/2053	110,335
142,190	Loan ID 201140	Fixed	4.870%	1/1/2038	142,190
81,686	Loan ID 201143	Fixed	3.500%	11/1/2037	77,272
126,776	Loan ID 201146	Fixed	4.875%	8/1/2054	119,888
105,474	Loan ID 201147	Fixed	4.125%	11/1/2051	102,312
89,439	Loan ID 201148	Fixed	3.950%	10/1/2042	88,765
312,518	Loan ID 201149	Fixed	5.000%	5/1/2058	55,891
90,265	Loan ID 201155	Fixed	4.000%	11/1/2053	59,918
61,684	Loan ID 201156	Fixed	5.000%	4/1/2050	58,255
279,607	Loan ID 201157	Fixed	4.000%	3/1/2055	277,754
196,341	Loan ID 201160	Fixed	4.920%	10/1/2049	175,184
368,726	Loan ID 201163	Fixed	4.750%	12/1/2049	313,989
159,488	Loan ID 201164	Fixed	4.250%	11/1/2051	159,434
103,473	Loan ID 201165	Fixed	4.750%	1/1/2044	103,473
416,673	Loan ID 201168	Fixed	3.875%	4/1/2052	401,640
98,125	Loan ID 201169	Fixed	5.934%	9/1/2037	95,659
59,404	Loan ID 201170	Fixed	4.375%	7/1/2037	59,404
103,813	Loan ID 201173	Fixed	4.280%	11/1/2047	80,061
138,589	Loan ID 201174	Fixed	4.750%	1/1/2053	138,589
129,742	Loan ID 201176	Fixed	4.250%	7/1/2053	129,662
293,103	Loan ID 201179	Fixed	4.750%	5/1/2051	277,029
271,275	Loan ID 201181	Fixed	4.500%	4/1/2034	271,275
127,635	Loan ID 201183	Fixed	3.500%	10/1/2052	123,981
60,260	Loan ID 201184	Fixed	4.000%	6/1/2049	59,883
248,609	Loan ID 201185	Fixed	7.250%	10/1/2053	248,609
77,523	Loan ID 201187	Fixed	4.000%	11/1/2048	50,064
597,879	Loan ID 201196	Fixed	4.000%	11/1/2036	387,387
318,402	Loan ID 201199	Fixed	5.125%	11/1/2046	318,402
424,740	Loan ID 201204	Fixed	3.750%	4/1/2045	417,789
139,883	Loan ID 201205	Fixed	4.625%	1/1/2045	139,883
122,749	Loan ID 201206	Fixed	3.990%	4/1/2045	121,803
403,710	Loan ID 201207	Fixed	4.625%	8/1/2051	403,710
108,686	Loan ID 201208	Fixed	4.625%	4/1/2045	108,686
169,564	Loan ID 201209	Fixed	4.250%	4/1/2045	169,394
358,524	Loan ID 201212	Fixed	4.625%	10/1/2058	318,595
187,304	Loan ID 201213	Fixed	4.875%	8/1/2044	187,304
512,276	Loan ID 201214	ARM	3.750%	9/1/2043	228,691
118,374	Loan ID 201218	Fixed	4.125%	1/1/2045	117,083
59,606	Loan ID 201221	Fixed	3.250%	5/1/2043	59,322
45,767	Loan ID 201222	Fixed	5.125%	1/1/2045	45,767
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 178,133	Loan ID 201223	Fixed	3.875%	4/1/2030	$ 178,133
53,392	Loan ID 201226	Fixed	5.000%	3/1/2045	53,392
41,999	Loan ID 201229	Fixed	3.250%	7/1/2024	41,999
243,782	Loan ID 201233	Fixed	4.500%	12/1/2044	243,605
220,836	Loan ID 201237	Fixed	3.750%	5/1/2045	217,481
150,898	Loan ID 201240	Fixed	4.250%	10/1/2045	57,758
280,527	Loan ID 201241	Fixed	4.375%	7/1/2045	280,527
214,772	Loan ID 201242	Fixed	4.625%	11/1/2044	214,772
104,492	Loan ID 201243	Fixed	4.625%	11/1/2045	104,492
379,532	Loan ID 201244	Fixed	4.500%	6/1/2045	379,532
107,850	Loan ID 201245	Fixed	4.750%	8/1/2044	107,850
95,390	Loan ID 201248	Fixed	4.875%	7/1/2044	95,390
463,607	Loan ID 201249	Fixed	4.625%	3/1/2059	434,512
154,364	Loan ID 201254	ARM	9.000%	9/1/2034	146,646
226,757	Loan ID 201255	ARM	8.500%	6/1/2035	226,757
12,277	Loan ID 201256	ARM	10.500%	10/1/2021	11,663
226,596	Loan ID 201257	Fixed	4.500%	5/1/2044	226,592
86,170	Loan ID 201258	Fixed	4.500%	6/1/2045	79,549
164,104	Loan ID 201260	Fixed	4.750%	9/1/2045	164,104
47,670	Loan ID 201263	Fixed	4.750%	10/1/2045	47,257
340,862	Loan ID 201265	Fixed	4.750%	6/1/2045	340,862
138,921	Loan ID 201266	Fixed	4.500%	2/1/2046	138,921
143,388	Loan ID 201270	Fixed	4.125%	2/1/2045	142,603
241,745	Loan ID 201271	Fixed	4.500%	6/1/2045	153,431
132,271	Loan ID 201272	Fixed	4.750%	11/1/2044	132,271
230,438	Loan ID 201273	Fixed	4.500%	12/1/2045	230,438
206,401	Loan ID 201274	Fixed	4.125%	10/1/2045	204,393
181,953	Loan ID 201278	Fixed	3.750%	12/1/2045	176,072
353,556	Loan ID 201280	Fixed	4.500%	4/1/2046	353,556
124,114	Loan ID 201282	Fixed	5.250%	1/1/2046	124,114
109,211	Loan ID 201284	Fixed	3.625%	2/1/2029	109,211
26,746	Loan ID 201285	Fixed	4.625%	11/1/2028	26,746
105,040	Loan ID 201286	Fixed	4.375%	12/1/2045	105,040
80,859	Loan ID 201289	Fixed	4.000%	3/1/2045	79,922
236,141	Loan ID 201290	Fixed	4.750%	7/1/2045	236,141
291,659	Loan ID 201291	Fixed	5.000%	8/1/2045	265,040
117,950	Loan ID 201294	Fixed	4.625%	2/1/2046	117,950
728,729	Loan ID 201296	Fixed	4.250%	2/1/2046	722,809
69,604	Loan ID 201301	Fixed	4.550%	10/1/2044	69,604
129,214	Loan ID 201302	Fixed	4.250%	5/1/2045	128,652
141,600	Loan ID 201305	Fixed	4.625%	8/1/2044	141,600
111,310	Loan ID 201306	Fixed	3.875%	9/1/2045	109,283
168,073	Loan ID 201307	Fixed	4.250%	10/1/2048	166,863
59,577	Loan ID 201308	Fixed	4.625%	11/1/2045	59,577
154,754	Loan ID 201309	Fixed	4.000%	9/1/2045	151,716
310,534	Loan ID 201313	Fixed	4.625%	1/1/2046	270,298
107,720	Loan ID 201315	Fixed	4.375%	9/1/2045	107,406
155,194	Loan ID 201316	Fixed	4.500%	2/1/2046	137,750
164,431	Loan ID 201319	Fixed	4.375%	10/1/2045	162,480
130,465	Loan ID 201324	Fixed	5.250%	4/1/2046	130,465
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 169,234	Loan ID 201326	Fixed	4.625%	3/1/2046	$ 168,942
182,615	Loan ID 201328	Fixed	4.250%	11/1/2045	69,448
334,656	Loan ID 201333	Fixed	3.875%	1/1/2046	198,236
184,881	Loan ID 201335	Fixed	4.750%	1/1/2046	184,881
182,999	Loan ID 201336	Fixed	4.750%	1/1/2046	159,135
398,563	Loan ID 201339	Fixed	4.625%	7/1/2045	375,587
138,882	Loan ID 201342	Fixed	4.750%	7/1/2045	138,882
70,436	Loan ID 201344	Fixed	5.000%	7/1/2044	66,914
130,051	Loan ID 201345	Fixed	4.125%	5/1/2045	127,919
230,823	Loan ID 201350	Fixed	4.000%	6/1/2045	89,280
65,788	Loan ID 201352	Fixed	4.875%	3/1/2045	65,788
482,163	Loan ID 201354	Fixed	3.375%	7/1/2046	482,163
129,676	Loan ID 201355	Fixed	5.250%	12/1/2045	129,676
144,863	Loan ID 201358	Fixed	4.875%	7/1/2045	136,927
139,330	Loan ID 201361	Fixed	5.250%	7/1/2044	139,330
107,629	Loan ID 201364	Fixed	3.875%	4/1/2046	105,208
325,874	Loan ID 201365	Fixed	4.250%	10/1/2045	324,310
46,267	Loan ID 201368	Fixed	5.125%	2/1/2045	46,267
175,376	Loan ID 201370	Fixed	4.250%	7/1/2046	163,300
96,934	Loan ID 201371	Fixed	4.125%	4/1/2046	96,082
250,692	Loan ID 201372	Fixed	4.625%	8/1/2046	250,692
150,540	Loan ID 201373	Fixed	5.125%	4/1/2046	150,540
138,778	Loan ID 201375	Fixed	4.500%	6/1/2045	138,694
275,387	Loan ID 201377	Fixed	3.875%	5/1/2046	275,387
65,702	Loan ID 201379	Fixed	5.000%	10/1/2045	65,702
303,996	Loan ID 201381	Fixed	4.875%	7/1/2045	303,996
129,829	Loan ID 201383	Fixed	4.125%	12/1/2045	129,829
75,877	Loan ID 201384	Fixed	4.375%	10/1/2045	75,877
134,295	Loan ID 201385	Fixed	4.625%	12/1/2045	134,295
67,595	Loan ID 201386	Fixed	5.250%	5/1/2046	67,595
227,398	Loan ID 201390	Fixed	5.125%	9/1/2045	227,398
383,743	Loan ID 201391	Fixed	5.125%	10/1/2045	349,871
162,057	Loan ID 201392	Fixed	3.750%	2/1/2046	156,051
418,048	Loan ID 201393	Fixed	3.750%	4/1/2056	418,048
74,083	Loan ID 201394	Fixed	6.700%	6/1/2034	74,083
82,807	Loan ID 201395	Fixed	6.300%	7/1/2044	77,888
82,857	Loan ID 201400	Fixed	4.750%	7/1/2044	82,857
87,387	Loan ID 201401	Fixed	4.750%	10/1/2044	87,387
90,739	Loan ID 201403	Fixed	4.750%	8/1/2044	79,494
130,338	Loan ID 201404	Fixed	4.750%	10/1/2044	114,341
69,153	Loan ID 201405	Fixed	5.250%	8/1/2044	69,153
52,882	Loan ID 201406	Fixed	4.250%	6/1/2046	52,461
234,100	Loan ID 201407	Fixed	4.875%	1/1/2046	234,100
158,121	Loan ID 201411	Fixed	4.750%	12/1/2045	158,121
138,045	Loan ID 201412	Fixed	5.750%	12/1/2045	132,665
325,906	Loan ID 201413	Fixed	4.500%	7/1/2045	229,992
71,086	Loan ID 201414	Fixed	4.250%	7/1/2044	70,811
54,335	Loan ID 201415	Fixed	8.000%	4/1/2034	54,335
58,336	Loan ID 201417	Fixed	6.000%	8/1/2037	58,336
40,318	Loan ID 201419	Fixed	10.000%	11/1/2033	40,318
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 55,348	Loan ID 201422	Fixed	4.625%	10/1/2046	$ 55,250
662,486	Loan ID 201423	ARM	3.875%	6/1/2045	662,486
635,681	Loan ID 201425	Fixed	3.875%	4/1/2046	626,277
303,609	Loan ID 201426	Fixed	4.875%	3/1/2044	303,609
517,696	Loan ID 201428	ARM	4.000%	4/1/2045	504,624
190,027	Loan ID 201431	Fixed	4.875%	5/1/2045	176,709
271,706	Loan ID 201432	Fixed	5.000%	8/1/2046	271,706
95,086	Loan ID 201434	Fixed	4.375%	6/1/2046	94,678
87,352	Loan ID 201436	Fixed	4.375%	5/1/2045	87,352
127,376	Loan ID 201437	Fixed	4.750%	5/1/2046	20,937
173,835	Loan ID 201439	Fixed	5.000%	12/1/2045	173,835
307,832	Loan ID 201440	Fixed	4.625%	7/1/2046	83,211
96,798	Loan ID 201441	Fixed	4.750%	10/1/2045	96,798
289,838	Loan ID 201442	Fixed	4.875%	12/1/2045	233,661
534,043	Loan ID 201443	Fixed	3.875%	8/1/2046	527,133
49,456	Loan ID 201444	Fixed	4.500%	11/1/2044	49,456
245,357	Loan ID 201447	Fixed	4.875%	10/1/2044	229,905
89,562	Loan ID 201449	Fixed	4.000%	8/1/2044	88,687
216,052	Loan ID 201451	Fixed	4.250%	6/1/2045	215,445
182,473	Loan ID 201453	Fixed	5.250%	9/1/2046	182,473
182,473	Loan ID 201454	Fixed	5.250%	9/1/2046	182,473
201,049	Loan ID 201456	Fixed	4.125%	7/1/2046	197,947
227,161	Loan ID 201458	Fixed	3.875%	9/1/2046	222,078
152,397	Loan ID 201460	Fixed	4.250%	7/1/2045	152,003
261,255	Loan ID 201461	Fixed	4.125%	12/1/2044	258,998
290,570	Loan ID 201464	Fixed	4.375%	6/1/2045	274,012
98,512	Loan ID 201465	Fixed	5.125%	12/1/2044	98,512
44,677	Loan ID 201467	Fixed	5.250%	3/1/2044	44,677
271,065	Loan ID 201470	Fixed	4.375%	10/1/2044	271,065
217,115	Loan ID 201471	Fixed	4.500%	1/1/2045	217,115
144,062	Loan ID 201472	Fixed	4.000%	11/1/2044	144,061
296,217	Loan ID 201473	Fixed	4.500%	2/1/2045	296,217
91,119	Loan ID 201475	ARM	6.625%	9/1/2036	60,461
133,930	Loan ID 201476	ARM	8.500%	2/1/2037	125,810
80,596	Loan ID 201477	Fixed	6.750%	11/1/2036	80,596
103,739	Loan ID 201478	Fixed	4.625%	10/1/2045	103,739
153,929	Loan ID 201480	Fixed	4.250%	11/1/2045	153,597
132,206	Loan ID 201482	Fixed	4.625%	6/1/2045	115,712
286,442	Loan ID 201483	Fixed	4.125%	12/1/2045	265,482
73,872	Loan ID 201484	Fixed	4.500%	10/1/2046	73,872
60,418	Loan ID 201485	Fixed	5.750%	3/1/2038	60,418
160,816	Loan ID 201487	Fixed	4.625%	2/1/2052	160,815
89,119	Loan ID 201489	Fixed	4.750%	3/1/2046	89,119
103,490	Loan ID 201490	Fixed	4.750%	9/1/2045	103,441
215,999	Loan ID 201491	Fixed	4.250%	2/1/2046	214,264
369,367	Loan ID 201492	Fixed	4.625%	1/1/2047	347,611
76,299	Loan ID 201499	Fixed	4.750%	5/1/2045	76,299
103,228	Loan ID 201502	Fixed	5.250%	4/1/2044	103,228
144,554	Loan ID 201503	Fixed	5.000%	7/1/2046	144,554
436,054	Loan ID 201504	Fixed	4.500%	7/1/2045	436,054
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 90,124	Loan ID 201505	ARM	5.750%	9/1/2046	$ 90,124
296,589	Loan ID 201506	Fixed	5.000%	2/1/2047	296,589
215,947	Loan ID 201508	Fixed	5.000%	2/1/2047	215,947
229,230	Loan ID 201509	Fixed	5.000%	12/1/2046	218,985
76,942	Loan ID 201511	Fixed	4.375%	1/1/2046	76,677
120,378	Loan ID 201513	Fixed	4.000%	1/1/2046	120,377
134,380	Loan ID 201515	Fixed	5.125%	4/1/2047	134,380
133,724	Loan ID 201516	Fixed	3.875%	4/1/2046	131,450
397,619	Loan ID 201518	Fixed	4.875%	1/1/2047	397,619
92,728	Loan ID 201519	Fixed	4.750%	9/1/2045	92,728
78,210	Loan ID 201523	Fixed	5.125%	7/1/2045	78,210
480,579	Loan ID 201533	Fixed	4.750%	5/1/2046	480,579
42,823	Loan ID 201534	Fixed	4.875%	5/1/2047	42,823
324,759	Loan ID 201535	Fixed	4.875%	8/1/2047	265,703
459,358	Loan ID 201536	Fixed	3.375%	4/1/2045	413,801
266,401	Loan ID 201545	Fixed	4.000%	9/1/2047	266,400
149,500	Loan ID 201549*	Interest Only	12.500%	10/1/2019	147,257
139,129	Loan ID 201550	Fixed	5.000%	2/1/2047	114,351
196,782	Loan ID 201551	Fixed	4.500%	2/1/2047	158,847
133,492	Loan ID 201552	Fixed	4.000%	8/1/2047	133,492
46,584	Loan ID 201556	Fixed	4.990%	12/1/2047	46,584
129,244	Loan ID 201558	Fixed	4.500%	8/1/2047	129,244
97,207	Loan ID 201562	Fixed	4.625%	5/1/2047	97,207
170,501	Loan ID 201563	Fixed	5.875%	12/1/2047	170,501
106,522	Loan ID 201579	Fixed	4.750%	12/1/2036	105,659
83,987	Loan ID 201581	Fixed	4.125%	10/1/2046	82,292
84,388	Loan ID 201583	Fixed	5.250%	8/1/2047	84,388
45,526	Loan ID 201585	Fixed	5.500%	3/1/2048	45,526
378,208	Loan ID 201586	Fixed	4.625%	5/1/2047	378,208
310,608	Loan ID 201587	Fixed	4.375%	1/1/2048	288,644
325,944	Loan ID 201588	Fixed	5.125%	2/1/2048	309,730
63,240	Loan ID 201589	Fixed	5.375%	6/1/2048	63,240
138,624	Loan ID 201590	Fixed	5.200%	5/1/2048	44,405
311,451	Loan ID 201591	Fixed	5.375%	8/1/2048	291,226
75,000	Loan ID 201593*	Interest Only	13.500%	2/1/2020	72,750
365,500	Loan ID 201594*	Interest Only	11.250%	6/1/2019	360,018
66,303	Loan ID 201598	Fixed	6.000%	1/1/2037	64,780
336,189	Loan ID 201599	Fixed	5.000%	7/1/2038	271,877
44,013	Loan ID 201600	Fixed	6.000%	1/1/2036	8,926
35,625	Loan ID 201602	Fixed	5.000%	4/20/2032	35,625
59,139	Loan ID 201604	Fixed	8.500%	1/1/2048	59,139
71,815	Loan ID 201605	Fixed	8.750%	3/1/2048	71,815
89,240	Loan ID 201606	Fixed	9.990%	5/1/2048	89,240
66,268	Loan ID 201608	Fixed	9.990%	6/1/2048	14,030
43,135	Loan ID 201610	Fixed	9.990%	7/1/2048	43,135
59,145	Loan ID 201611	Fixed	9.990%	7/1/2048	55,368
255,000	Loan ID 201612*	Interest Only	12.000%	9/1/2019	252,450
33,750	Loan ID 201614*	Interest Only	12.000%	12/1/2019	33,075
497,475	Loan ID 201615	Fixed	10.500%	1/1/2021	494,988
480,000	Loan ID 201616*	Interest Only	9.990%	1/1/2020	477,600
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 173,333	Loan ID 201617	Fixed	9.750%	2/1/2022	$ 171,600
31,175	Loan ID 201623	Fixed	9.950%	10/11/2031	31,174
32,457	Loan ID 201624	Fixed	11.000%	7/22/2028	32,456
41,342	Loan ID 201626	Fixed	8.950%	5/18/2035	41,342
43,164	Loan ID 201627	Fixed	10.450%	2/19/2047	43,164
44,537	Loan ID 201628	Fixed	11.000%	9/25/2032	42,310
43,180	Loan ID 201629	Fixed	11.000%	3/6/2033	43,179
46,187	Loan ID 201630*	Fixed	9.950%	1/28/2020	43,878
45,178	Loan ID 201631	Fixed	9.950%	7/25/2031	45,178
49,987	Loan ID 201632	Fixed	11.000%	10/13/2041	49,987
57,093	Loan ID 201633	Fixed	11.000%	12/2/2032	57,093
64,026	Loan ID 201634	Fixed	7.950%	2/28/2048	14,287
65,500	Loan ID 201635	Fixed	9.950%	3/14/2046	65,500
81,791	Loan ID 201636	Fixed	9.450%	5/13/2031	81,791
98,877	Loan ID 201637	Fixed	11.000%	5/22/2045	98,877
142,463	Loan ID 201638	Fixed	8.500%	9/19/2044	142,463
323,448	Loan ID 201639	Fixed	5.000%	9/1/2048	323,447
343,732	Loan ID 201640	Fixed	5.125%	4/1/2049	321,614
158,632	Loan ID 201641*	Fixed	10.500%	6/1/2020	150,700
420,000	Loan ID 201642	Interest Only	13.000%	4/1/2021	396,385
285,000	Loan ID 201644	Interest Only	10.000%	2/1/2021	285,000
669,302	Loan ID 201645	Fixed	8.000%	7/1/2020	490,519
42,501	Loan ID 201647	Fixed	6.000%	10/1/2031	40,023
39,656	Loan ID 201648	Fixed	7.150%	8/14/2030	10,792
60,128	Loan ID 201649	Fixed	4.800%	2/20/2030	60,128
38,596	Loan ID 201650	Fixed	7.000%	11/14/2031	38,596
49,853	Loan ID 201651	Fixed	7.000%	12/1/2036	21,168
247,013	Loan ID 201652	Fixed	5.000%	10/1/2036	83,361
198,447	Loan ID 201653	Fixed	4.250%	6/1/2048	198,447
444,362	Loan ID 201654	Fixed	4.875%	7/1/2049	436,016
148,204	Loan ID 201655	Fixed	7.700%	1/1/2049	148,204
126,152	Loan ID 201656	Fixed	4.625%	6/1/2049	125,978
246,354	Loan ID 201657	Fixed	5.250%	11/1/2048	233,834
267,890	Loan ID 201659	Fixed	4.875%	5/1/2049	263,133
85,385	Loan ID 201661	Fixed	5.500%	8/1/2049	85,384
130,963	Loan ID 201662	Fixed	5.375%	9/1/2048	130,963
426,306	Loan ID 201663	Fixed	4.750%	10/1/2048	426,306
20,269	Loan ID 201664	Fixed	10.000%	8/1/2033	19,255
41,810	Loan ID 201665	Fixed	9.990%	8/1/2048	41,810
19,183	Loan ID 201666	Fixed	10.000%	6/1/2048	19,183
17,533	Loan ID 201667	Fixed	10.000%	7/1/2033	17,533
16,387	Loan ID 201668	Fixed	9.750%	11/1/2033	16,387
56,585	Loan ID 201670	Fixed	8.000%	9/15/2048	56,585
22,789	Loan ID 201671	Fixed	9.000%	9/15/2048	22,789
21,277	Loan ID 201672	Fixed	9.900%	10/15/2048	21,277
51,775	Loan ID 201673	Fixed	9.990%	6/1/2048	51,775
24,022	Loan ID 201674	Fixed	9.900%	12/1/2048	24,022
67,489	Loan ID 201675	Fixed	9.750%	2/1/2049	67,489
112,217	Loan ID 201676	Fixed	9.625%	10/1/2048	112,217
80,498	Loan ID 201677	Fixed	9.250%	11/1/2048	80,498
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 25,643	Loan ID 201678	Fixed	10.000%	8/1/2048	$ 25,643
43,665	Loan ID 201679	Fixed	7.700%	3/1/2047	43,665
39,638	Loan ID 201680	Fixed	9.900%	9/15/2048	39,638
34,559	Loan ID 201681	Fixed	9.000%	6/1/2048	34,559
176,773	Loan ID 201682	Fixed	5.000%	7/1/2048	56,897
489,202	Loan ID 201683	Fixed	4.875%	12/1/2048	489,202
410,995	Loan ID 201684	Fixed	4.500%	8/1/2049	391,517
289,948	Loan ID 201685	Fixed	5.500%	2/1/2049	289,948
102,569	Loan ID 201686	Fixed	4.250%	7/1/2049	93,990
107,888	Loan ID 201687	Fixed	5.500%	7/1/2048	86,109
387,122	Loan ID 201688	Fixed	6.000%	11/1/2047	387,122
210,330	Loan ID 201689	Fixed	4.500%	4/1/2049	202,395
499,953	Loan ID 201690	Fixed	5.000%	9/1/2049	480,547
210,084	Loan ID 201692	Fixed	8.000%	11/1/2029	210,084
133,500	Loan ID 201693	Interest Only	10.000%	9/1/2020	133,500
64,837	Loan ID 201694	Fixed	9.000%	9/1/2024	64,837
304,270	Loan ID 201695	Fixed	8.000%	9/1/2021	304,270
65,935	Loan ID 201696	Fixed	5.125%	10/1/2048	65,935
125,797	Loan ID 201697	Fixed	6.125%	4/1/2049	116,296
83,591	Loan ID 201698	Fixed	4.375%	12/1/2047	83,325
268,103	Loan ID 201699	Fixed	5.522%	9/1/2049	268,103
326,181	Loan ID 201700	Fixed	6.125%	6/1/2049	301,796
63,217	Loan ID 201701	Fixed	5.000%	8/1/2049	60,530
568,621	Loan ID 201702	Fixed	6.125%	11/1/2048	561,421
393,698	Loan ID 201703	Fixed	6.600%	12/1/2048	393,698
320,517	Loan ID 201704	Fixed	7.535%	3/1/2049	320,517
563,693	Loan ID 201705	Fixed	6.350%	11/1/2048	559,051
292,502	Loan ID 201706	Fixed	4.875%	10/1/2048	268,363
182,706	Loan ID 201707	Fixed	4.875%	8/1/2049	164,162
449,749	Loan ID 201708	Fixed	4.500%	11/1/2049	367,458
208,046	Loan ID 201709	Fixed	5.325%	9/1/2049	208,046
149,206	Loan ID 201710	Fixed	6.700%	11/1/2049	149,206
735,535	Loan ID 201711	Fixed	4.875%	10/1/2049	729,502
384,792	Loan ID 201712	Fixed	5.125%	10/1/2049	384,792
185,072	Loan ID 201713	Fixed	10.111%	12/1/2049	185,072
282,844	Loan ID 201714	Fixed	10.250%	12/1/2049	257,858
123,328	Loan ID 201715	Fixed	10.130%	12/1/2049	118,863
238,007	Loan ID 201716	Fixed	10.150%	12/1/2049	216,935
440,811	Loan ID 201717	Fixed	6.500%	12/1/2048	407,220
43,441	Loan ID 201718	Fixed	6.125%	11/1/2048	43,441
118,775	Loan ID 201719	Fixed	4.750%	9/1/2049	118,775
139,687	Loan ID 201720	Fixed	4.375%	4/1/2049	137,440
354,036	Loan ID 201721	Fixed	5.625%	9/1/2048	354,036
142,716	Loan ID 201722	Fixed	5.500%	7/1/2049	142,716
367,071	Loan ID 201723	Fixed	5.000%	1/1/2049	367,071
250,319	Loan ID 201724	Fixed	5.375%	1/1/2049	250,319
76,452	Loan ID 201725	Fixed	7.750%	12/1/2022	76,451
55,081	Loan ID 201726	Fixed	8.000%	12/1/2022	55,081
63,050	Loan ID 201727	Interest Only	8.750%	2/1/2021	62,735
74,563	Loan ID 201728	Fixed	8.500%	1/1/2022	74,190
Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020

Principal		Loan Type	Interest Rate	Maturity	Fair Value
	MORTGAGE NOTES (Continued) - 108.7%
$ 215,335	Loan ID 201729	Fixed	7.500%	1/1/2030	$ 215,335
65,000	Loan ID 201730	Interest Only	10.000%	12/1/2020	65,000
321,134	Loan ID 201731	Fixed	4.750%	10/1/2049	321,134
130,846	Loan ID 201732	Fixed	5.125%	5/1/2047	124,318
80,009	Loan ID 201733	Fixed	5.250%	4/1/2044	80,009
295,749	Loan ID 201734*	Fixed	10.000%	6/1/2020	295,749
364,000	Loan ID 201735	Interest Only	10.000%	7/1/2020	364,000
554,666	Loan ID 201736	Fixed	7.250%	5/1/2047	554,666
999,999	Loan ID 201737	ARM	7.875%	11/1/2047	999,999
129,791	Loan ID 201738	ARM	7.490%	11/1/2047	123,302
127,402	Loan ID 201739	ARM	7.125%	4/1/2048	117,403
113,226	Loan ID 201740	Fixed	5.749%	4/1/2048	113,226
230,046	Loan ID 201741	ARM	8.000%	7/1/2048	227,283
646,424	Loan ID 201742	ARM	8.750%	9/1/2048	646,424
143,380	Loan ID 201743	Fixed	5.499%	9/1/2048	143,380
303,270	Loan ID 201744	Fixed	5.625%	5/1/2049	301,511
188,894	Loan ID 201745	Fixed	5.500%	6/1/2049	185,450
381,267	Loan ID 201746	Fixed	4.875%	7/1/2049	213,135
451,340	Loan ID 201747	Fixed	7.000%	4/1/2030	451,340
260,701	Loan ID 201748	Fixed	7.125%	4/1/2050	236,762
974,094	Loan ID 201749	Fixed	4.000%	4/1/2050	938,311
551,963	Loan ID 201750	Fixed	6.125%	4/1/2050	551,963
304,282	Loan ID 201751	ARM	5.125%	3/1/2050	288,303
690,620	Loan ID 201752	Fixed	7.500%	4/1/2050	608,947
1,124,000	Loan ID 201753	Fixed	4.875%	4/1/2050	1,117,550
849,454	Loan ID 201754	Fixed	4.875%	4/1/2050	792,660
613,359	Loan ID 201755	Fixed	5.750%	3/1/2050	582,691
254,386	Loan ID 201756	Fixed	5.000%	3/1/2050	234,556
279,202	Loan ID 201757	Fixed	5.380%	4/1/2050	251,282
423,568	Loan ID 201758	Fixed	5.880%	3/1/2050	404,507
263,522	Loan ID 201759	Fixed	5.750%	3/1/2050	250,346
941,979	Loan ID 201760	Fixed	5.380%	3/1/2050	873,686
260,249	Loan ID 201761	Fixed	6.875%	2/1/2050	236,826
430,387	Loan ID 201762	Fixed	5.990%	3/1/2050	400,260
147,330	Loan ID 201763	Fixed	7.375%	5/1/2050	125,323
216,622	Loan ID 201764*	Fixed	8.625%	4/1/2020	196,178
349,717	Loan ID 201765	Fixed	6.125%	3/1/2050	326,986
142,416	Loan ID 201766	Fixed	5.500%	4/1/2050	124,614
220,979	Loan ID 201767	Fixed	5.250%	7/1/2049	192,606
191,081	Loan ID 201768	Fixed	6.625%	4/1/2050	162,897
347,384	Loan ID 201769	Fixed	6.625%	4/1/2050	323,936
216,530	Loan ID 201770	Fixed	9.375%	4/1/2050	182,427
334,199	Loan ID 201771	Fixed	5.750%	4/1/2050	284,905
359,289	Loan ID 201772	Fixed	8.125%	3/1/2050	306,294
768,464	Loan ID 201773	Fixed	5.500%	6/1/2049	653,195
296,129	Loan ID 201774	Fixed	6.125%	3/1/2050	247,268
166,246	Loan ID 201775	Fixed	7.375%	4/1/2050	141,309
144,037,769	TOTAL MORTGAGE NOTES (Cost - $121,543,840)				135,585,969

	OTHER INVESTMENTS* (Cost - $438,861) - 0.4%				537,822

	TOTAL INVESTMENTS (Cost - $121,982,701) - 109.1%				$ 136,123,791
	LIABILITIES IN EXCESS OF OTHER ASSETS - (9.1) %				(11,379,392)
	NET ASSETS - 100.0%				$ 124,744,399

* Past maturity date, loan in loss mitigation
ARM - Adjustable Rate Mortgage

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation

Mortgage Notes – During the period ended December 31, 2019, the Fund utilized a third-party pricing service, approved by the Fund’s Board of Trustees (“the Board”), to value its Mortgage Notes on a at least monthly basis. The third-party pricing servicer uses a cash flow forecast and valuation model that focuses on forecasting the frequency, timing and severity of mortgage loss behavior. The model incorporates numerous observable loan-level factors such as unpaid principal balance, remaining term of the loan and coupon rate as well as macroeconomic data including yield curves, spreads to the Treasury curves and home price indexes. The model also includes a number of unobservable factors and assumptions (such as voluntary and involuntary prepayment speeds, delinquency rates, foreclosure timing, and others) to determine a fair value. While the model requires a minimum set of data to develop a reasonable fair value, the model is capable of accepting additional data elements. The model makes certain assumptions unless a specific data element is included, in which case it uses the additional data. Not all assumptions have equal weighting in the model. Using assumptions in this manner is a part of the Fund’s valuation policy and procedures and provides consistency in the application of valuation assumptions. The third-party pricing servicer also benchmarks their pricing model against observable pricing levels being quoted by a range of market participants active in the purchase and sale of residential mortgage loans. The combination of loan level criteria and at least monthly market adjustments produced a monthly price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund invests primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; natural disasters; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Board in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

The valuation inputs and subsequent output are reviewed and maintained on a monthly basis.  Any calibrations or adjustments to the model that may be necessary are done on an as-needed basis to facilitate fair pricing.  Financial markets are monitored at least monthly relative to the interest rate environment. If other available market data indicates that the pricing data from the third-party service is materially inaccurate, or pricing data is unavailable, the Fund undertakes a review of other available prices and takes additional steps to determine fair value. In all cases, the Fund validates its understanding of methodology and assumptions underlying the fair value used.

The Fund follows guidance in ASC 820, Fair Value Measurement, where fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the market participants at the measurement date. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Notwithstanding, the actual sale price of a Mortgage Note will likely be different than its fair value determined under ASC 820. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. ASC 820 classifies the inputs used to measure these fair values into the following hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical and/or similar assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for similar investments or identical investments in an inactive market, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. The following tables summarize the inputs used as of June 30, 2020 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ -	$ 135,585,969	$ 135,585,969
Total	$ -	$ -	$ 135,585,969	$ 135,585,969

There were no transfers between levels during the current period presented. It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

Vertical Capital Income Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

June 30, 2020

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

	Mortgage Notes	Other Investments	Total
Beginning Balance	$ 129,194,075	$ 440,909	$ 129,634,984
Net realized gain (loss)	1,884,824	-	1,884,824
Change in unrealized appreciation	(7,143,870)	139,395	(7,004,475)
Cost of purchases	27,941,682	-	27,941,682
Proceeds from sales and principal paydowns	(16,263,372)	(440,909)	(16,704,281)
Purchase discount amortization	371,057	-	371,057
Net Transfers within level 3	(398,427)	398,427	-
Ending balance	$ 135,585,969	$ 537,822	$ 136,123,791

The total change in unrealized appreciation attributable to Level 3 investments still held at June 30, 2020 is $(5,544,365).

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of June 30, 2020. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 135,585,969	Comprehensive pricing model with emphasis on discounted cash flows	Constant prepayment rate	0 - 65.3%	22.7%
			Delinquency	0 - 668 days	21 days
			Loan-to-Value	0.6 - 500.9%	77.1%
			Discount rate	5.2 - 20.2%	2.1%
Other Investments	537,822	Market comparable	Sales price	$9 - $318 sq/ft	$309 sq/ft
Closing Balance	$ 136,123,791

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Investment Income -	Impact to Value if	Impact to Value if
Investment Security	Input Increases	Input Decreases
Constant Prepayment Rate	Increase	Decrease
Delinquency	Decrease	Increase
Loan to Value	Decrease	Increase
Discount Rate	Decrease	Increase

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2020, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 121,978,961	$ 16,856,655	$ 2,711,825	$ 14,144,830